SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Jul. 02, 2025 USD ($)	Jun. 05, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 05, 2025 $ / shares shares
Subsequent Event [Line Items]
Shares issued | shares		11,000,000
Shares issued, price per share | $ / shares		$ 0.60
Exercise price per share | $ / shares					$ 0.01
Gross proceeds		$ 6,930,000
Proceeds from issuance of warrants net		$ 6,843,939
Sales And Purchase Agreement [Member]
Subsequent Event [Line Items]
Acquire of issued share capital	100.00%
Consideration for combination	$ 1,700,000
Promissory Notes [Member]
Subsequent Event [Line Items]
Aggregate amount				$ 1,500,000
Promissory Note [Member]
Subsequent Event [Line Items]
Annual interest rate				5.00%
One Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate amount			$ 800,000
Annual interest rate			5.00%
Another Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate amount			$ 1,200,000
Annual interest rate			5.00%
Roma Green Finance Limited [Member] | F P O [Member]
Subsequent Event [Line Items]
Shares issued | shares		11,000,000
Warrant outstanding | shares		33,000,000			33,000,000
Warrant issued | shares		33,000,000			33,000,000
Exercise price per share | $ / shares					$ 0.01
Gross proceeds		$ 6,930,000
Proceeds from issuance of warrants net		6,843,939
Common stock issuance costs		$ 86,061